Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation
Total	$ 67,105	$ 61,289	$ 41,011
Cost of revenues
Stock-based compensation
Total	5,384	5,251	3,522
Sales and marketing
Stock-based compensation
Total	9,983	9,828	6,837
Product development
Stock-based compensation
Total	33,093	28,628	21,187
General and administrative
Stock-based compensation
Total	$ 18,645	$ 17,582	$ 9,465